Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Note 10 – Subsequent Events

See the subsequent events in “Note 2 – Going Concern”.

On October 20, 2017, Alpha Capital Anstalt converted 300.62 shares of Series B Preferred Stock into 1,002,066 shares of common stock of the Company.

On October 23, 2017, Alpha Capital Anstalt exercised warrants to purchase 1,000,000 shares of our common stock for an aggregate exercise price of $300,000 (or $0.30 per share), pursuant to the terms of such warrants, and was issued 1,000,000 shares of common stock on October 30, 2017.

In November 2017, Alpha Capital Anstalt requested to exercise warrants to purchase 771,428 shares of our common stock for an aggregate exercise price of $231,429 (or $0.30 per share) and to convert 660 shares of Series B Preferred Stock into 2,200,000 shares of common stock of the Company, which are not reflected in the 12,323,463 shares of outstanding shares of common stock at November 13, 2017.

We have reviewed all material events through the date of this report in accordance with ASC 855-10.

Note 13 - Subsequent Events

Loan Sale Agreement

On February 10, 2017, the Company, TCB and Iberia Bank (collectively, the "Bank"), and PWCM Investment Company IC LLC, and certain financial institutions (collectively, the "successor lender") entered into a loan sale agreement pursuant to which theBank sold to successor lender the Bank’s right, title and interest in, to and under the Credit Agreement and Loan Documents, in exchange for (i) a cash payment of $5,000,000 (the "Cash Purchase Price"), (ii) a synthetic equity interest equal to 10% of the proceeds, after successor lender’s realization of 150% return on the Cash Purchase Price within 5 years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022,, Successor Lender may acquire the synthetic interest in clause (ii) above. In connection with the LSA, we release Sellers and its successors as holders of the rights under the Credit Agreement and Loan Documents, including successor lender, from any and all claims under the Credit Agreement and Loan Documents.

Also on February 10, 2017, the Company and its subsidiaries, and successor lender entered into a binding letter agreement dated February 10, 2017, which was subsequently amended on March 30, 2017 (as amended, the “letter agreement”) pursuant to which:

1.
the successor lender would agree to forgive our existing secured loan in the approximate principal amount of $17,295,000, and in exchange enter into a secured promissory note (which we refer to as the "restated secured note") in the original principal amount of $4,500,000.

2.	we would:

a.	convey our oil and gas properties in Colorado, Texas, and Nebraska, and

b.	all of our shares of Oakridge Energy, Inc. (together, the "conveyed oil and gas assets"); and

c.	retain our assets in Kansas and continue as a going concern. The Kansas assets currently provide most of our current operating revenue.

The restated secured note shall:

a.	be secured by a first-priority lien in the Company’s oil and gas producing assets situated in the State of Kansas,
b.	evidence accrued interest on the $4,500,000 principal balance at a rate of 16% per annum,
c.	bear interest from and after May 1, 2017, at a rate of 16.0% per annum,
d.	be pre-payable in full at a discount at any time during the term of the restated secured note upon EnerJex's paying $3,300,000 to successor lender, and
e.	mature and be due and payable in full on November 1, 2017.

We will have 2 options to extend the maturity date of the restated secured note by 90 days each upon payment of an extension fee of $100,000, which shall be applied against the principal balance of the note.

So long as we repay the $3,300,000 in indebtedness on or prior to the maturity date, as extended, all other amounts payable under the restated secured note shall be forgiven.

The Closing is to occur on or before May 1, 2017.

Management Changes

On February 10, 2017, EnerJex Resources, Inc. and Mr. Robert G. Watson, Jr. CEO entered into a Separation Agreement and Mr. Watson resigned from the Company. Among other things, Mr. Watson agreed to provide consulting services as needed but otherwise has been unemployed since his resignation. On December 7, 2016, prior to his resignation, Mr. Watson recused himself from all Board of Director meetings and has not participated in any Board meetings or discussions since that date. Additionally, on February 10, 2017, Mr. Douglas M. Wright the Chief Financial Officer of the Company, resigned from EnerJex Resources, Inc. Since that date Mr. Wright has not been an officer of the Company. Subsequent to his resignation, he entered into an agreement with the Company to provide, among other things, consulting services for the preparation of the Company’s 2016 10-K. The Consulting Services Agreement may be terminated by either party with 30 days written notification.